Summary of Organization and Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended							0 Months Ended					6 Months Ended	12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			12 Months Ended
	Jun. 28, 2014 Customer	Mar. 29, 2014	Jun. 29, 2013 Customer	Mar. 30, 2013	Jun. 28, 2014 Customer State Segment	Jun. 29, 2013 Customer	Dec. 28, 2013 State Customer Segment	Dec. 29, 2012 Customer	Dec. 31, 2011 Customer	Jun. 28, 2014 Class A Units [Member]	Dec. 28, 2013 Class A Units [Member]	Jun. 28, 2014 Class B Units [Member]	May 31, 2010 Class B Units [Member]	Jan. 17, 2014 Series of Individually Immaterial Business Acquisitions [Member]	Jun. 28, 2014 Series of Individually Immaterial Business Acquisitions [Member]	Dec. 28, 2013 Series of Individually Immaterial Business Acquisitions [Member]	Dec. 29, 2012 Series of Individually Immaterial Business Acquisitions [Member]	Dec. 28, 2013 Senior Secured Credit Facility, Revolver [Member]	Jun. 28, 2014 Level 3 [Member]	Dec. 28, 2013 Level 3 [Member]	Dec. 29, 2012 Level 3 [Member]	Jun. 28, 2014 Observable Inputs (Level 2) [Member]	Dec. 28, 2013 Observable Inputs (Level 2) [Member]	Dec. 29, 2012 Observable Inputs (Level 2) [Member]	Jun. 28, 2014 Sales [Member]	Jun. 29, 2013 Sales [Member]	Jun. 28, 2014 Sales [Member]	Jun. 29, 2013 Sales [Member]	Dec. 28, 2013 Sales [Member]	Dec. 29, 2012 Sales [Member]	Dec. 31, 2011 Sales [Member]	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member] Sales [Member]	Jun. 29, 2013 Continental Cement Company, L.L.C. [Member] Sales [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Reporting_Unit	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Sales [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member] Sales [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member] Sales [Member]	Dec. 28, 2013 Ohio Valley Asphalt, LLC [Member]	Dec. 28, 2013 Minimum [Member]	Dec. 28, 2013 Maximum [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of operating states					17		14
Percentage of owned subsidiary							100.00%
Number of operating segment					3		3
Redeemable noncontrolling interest percentage												30.30%	30.00%																					30.00%						20.00%
Ownership investment percentage																																									20.00%	50.00%
Customer accounted revenue																									10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	18.00%	16.00%				16.00%	13.00%	14.00%
Number of customers accounted for more than 10% of total revenue	0		0		0	0	0	0	0
Net loss from asset dispositions					$ 76,000	$ (5,574,000)	$ (12,419,000)	$ (2,564,000)	$ (2,349,000)
Impairment charges							0	0	0
Inflation rate							2.50%																											2.50%
Amortization expense							800,000	600,000	500,000
Discount rate							8.40%												11.00%
Adjustments to the fair value of contingent consideration		0		0				400,000	10,300,000
Fair value of deferred consideration																			46,900,000	28,300,000	23,400,000
Fair value of noncompete obligations																			6,900,000	4,200,000	7,400,000
Fair value of long-term debt																						990,800,000	696,500,000	670,700,000
Carrying value of long-term debt	942,510,000				942,510,000		662,987,000															927,800,000	663,000,000	639,800,000
Revolving credit facility, fair value																		26,000,000
Contingent consideration obligations - current								746,000							2,500,000
Contingent consideration obligations - non-current							1,908,000	1,908,000							3,600,000	1,900,000
Increase in contingent consideration liability														4,200,000
Fair value of earn-out obligations	6,100,000				6,100,000		1,900,000
Increase in deferred consideration and noncompete obligation related to acquisition																			21,300,000
Economic interest of redeemable noncontrolling interest							100.00%			69.70%	70.00%
Value of goodwill	317,323,000				317,323,000		127,038,000	179,120,000	153,375,000							16,120,000	26,230,000																	24,096,000	24,096,000	24,096,000
Number of reporting unit for annual impairment analysis																																		1
Goodwill impairment charges																																		0	0
Impairment							$ 68,202,000																											$ 0	$ 0